As Filed with the Securities Exchange Commission on July 25, 2001

                                     SECURITIES ACT FILE NO. 33-12213
                             INVESTMENT COMPANY ACT FILE NO. 811-5037
=====================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------

                                   FORM N-1A
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
             Pre-Effective Amendment No.                             [ ]

             Post Effective Amendment No. 120                        [X]


                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]


          Amendment No. 121                                          [X]


                        (Check appropriate box or boxes)

                       PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                        2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741

              Registrant's Telephone Number, including Area Code:
                                 (626) 852-1033

                                Robert M. Slotky
                       Professionally Managed Portfolios
                         2020 E. Financial Way, Ste 100
                               Glendora, CA 91741

                    (Name and Address of Agent for Service)

                                    Copy to:

                              Julie Allecta, Esq.
                     Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Fl.
                            San Francisco, CA 94104
                            ------------------------

It is proposed that this filing will become effective  (check  appropriate box)


     [ ] Immediately upon filing pursuant to paragraph (b)
     [X] On July 30, 2001 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] On              pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] On             pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

=====================================================================

              HARRIS BRETALL SULLIVAN & SMITH GROWTH EQUITY FUND,
                 a series of Professionally Managed Portfolios


Harris Bretall Sullivan & Smith Growth Equity Fund is a growth stock mutual fund. The Fund seeks growth of capital.

Harris Bretall Sullivan & Smith L.L.C. is the investment advisor to the Fund.


                               Table of Contents

An Overview of the Fund ...................................................
Performance ...............................................................
Fees and Expenses .........................................................
Investment Objective and Principal Investment Strategies ..................
Principal Risks of Investing in the Fund ..................................
Management of the Fund ....................................................
Shareholder Information ...................................................
Pricing of Fund Shares ....................................................
Dividends and Distributions ...............................................
Tax Consequences ..........................................................
Financial Highlights ......................................................
Privacy Notice ............................................................


The Securities and Exchange Commission has not approved or disapproved these
securities or passed upon the accuracy or adequacy of this Prospectus.   Any
representation to the contrary is a criminal offense.


The date of this Prospectus is July 30, 2001

                            AN OVERVIEW OF THE FUND

What is the Fund's investment goal?

The Fund seeks growth of capital.

What are the Fund's principal investment strategies?


The Fund primarily invests in common stocks of domestic companies with a minimum market capitalization of $3 billion that have capital growth potential. In selecting investments, the Advisor focuses on successful companies with:

* Experienced management
* Superior long-term earnings growth
* Financial strength
* Industry leadership in its products or services
* Global presence

What are the principal risks of investing in the Fund?

There is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

* The stock market goes down
* Interest rates rise which can result in a decline in the equity market
* Growth stocks fall out of favor with investors
* Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated

Who may want to invest in the Fund?

The Fund may be appropriate for investors who:

* Are pursuing a long-term goal such as retirement
* Want to add an investment with growth potential to diversify their investment portfolio
* Are willing to accept higher short-term risk along with higher potential for long-term growth of capital

The Fund may not be appropriate for investors who:

* Need regular income or stability of principal
* Are pursuing a short-term goal

                                  PERFORMANCE

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year. The table shows the Fund's average return over time compared with broad-based market indices that include stocks of companies similar to those considered for purchase by the Fund. This past performance will not necessarily continue in the future.


Calendar Year Total Returns*

[The following is the bar chart.]

1997:   31.33%
1998:   32.73%
1999:   35.14%
2000:  -21.79%

* The Fund's year-to-date return as of 6/30/01 was -21.07%.

During the period shown in the bar chart, the Fund's highest quarterly return was 31.79% for the quarter ended December 31, 1998 and the lowest quarterly return was -21.79% for the quarter ended December 31, 2000.

Average Annual Total Returns as of December 31, 2000

                                                              Since Inception
                                              1 Year              (5/1/96)
                                              ------          ---------------
Harris Bretall Sullivan & Smith
   Growth Equity Fund                        -21.79%               15.81%
S&P 500 Index*                                -9.10%               16.56%
Russell 1000 Growth Index**                  -22.42%               17.49%

_______________________
* The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies.
** The Russell 1000 Growth Index measures the performance of those Russell 1,000 securities with higher price-to-book ratios and higher forecasted growth values.

                               FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)


Maximum sales charge (load) imposed on purchases ............   None
Maximum deferred sales charge (load) ........................   None

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)

Management Fees .............................................   0.75%
Distribution and Service (12b-1) Fees .......................   0.25%
Other Expenses ..............................................   0.49%
                                                                ----

Total Annual Fund Operating Expenses ........................   1.49%
Fee Reduction and/or Expense Reimbursement ..................  (0.20)%
                                                                ----
Net Expenses ................................................   1.29%
                                                                ====


* The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure the Total Fund Operating Expenses will not exceed the net expense amount shown. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time.

Example

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

     One Year ............................................  $  131
     Three Years .........................................  $  409
     Five Years ..........................................  $  708
     Ten Years ...........................................  $1,556

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The goal of the Fund is to seek growth of capital.

The Fund emphasizes the purchase of common stocks of domestic companies. Under normal market conditions, at least 65% of the Fund's total assets will be invested in common stocks with capital growth potential.

The Advisor begins its investment process by carefully analyzing nine key economic indicators to create an economic framework that acts as a foundation for its equity research. The following nine indicators are reviewed: economy, inflation, earnings, interest rates, valuation/volatility, Federal Reserve policy, international environment, political environment, supply and demand.

Once the economic framework is in place, the Advisor begins the stock selection process. The Advisor identifies a universe of approximately 200-300 of the most successful U.S. companies with a minimum market capitalization of three billion dollars. A successful company is defined as having experienced management, superior long-term earnings growth, and financial strength, industry leadership in its product or service, and a global presence.

The Advisor then utilizes a disciplined process to compare the appreciation potential of each successful company in the universe to each other. This comparison process enables the advisor to diversify into the 40 to 50 successful companies that offer the highest potential return.

The Advisor continually evaluates the relative attractiveness of the companies in the Fund's portfolio. The Advisor may sell companies for one of three reasons:

1. Fundamental deterioration, such as negative changes in the long-term fundamentals, or an overvaluation due to price appreciation;
2. To control the risk of a specific security by trimming a position; or
3. Sector reallocation.

The Fund anticipates that it will have a low rate of portfolio turnover. This means that the Fund has the potential to be a tax efficient investment. This should result in the realization and the distribution to shareholders of lower capital gains, which would be considered tax efficient. This anticipated lack of frequent trading may also lead to lower transaction costs, which could help to improve performance.

Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

                    PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks that may adversely affect the Fund's net asset value or total return have previously been summarized under "An Overview of the Fund." These risks are discussed in more detail below.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Management Risk. Management risk means that your investment in the Fund varies with the success or failure of the Advisor's investment strategies and the Advisor's research, analysis and selection of portfolio securities. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost.

                               INVESTMENT ADVISOR

Harris Bretall Sullivan & Smith L.L.C., founded in 1971, is the investment advisor to the Fund. The Advisor's address is One Sansome Street, Suite 3300, San Francisco, CA 94014. The Advisor provides investment advisory and sub-advisory services to individual and institutional investors and investment companies with assets under management in excess of $5 billion.

The Advisor provides the Fund with advice on buying and selling securities. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended March 31, 2001, the Advisor received advisory fees of 0.54% of the Fund's average net assets, net of waiver.

Portfolio Managers

Mr. John J. Sullivan, Executive Vice President and Partner of the Advisor, and Mr. Gordon J. Ceresino, Executive Vice President and Partner of the Advisor, are responsible for the management of the Fund's portfolio. Each has held his current position with the Advisor for over five years.

Fund Expenses

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that the Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 1.29% of the Fund's average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor are subject to reimbursement by the Fund if requested by the Advisor in subsequent fiscal years. This reimbursements may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

Advisor's Historical Performance Date


Set forth in the table below are certain composite performance data provided by the Advisor relating to its individually managed equity accounts. These accounts have substantially the same investment objective as the Fund and were managed using substantially similar investment strategies and techniques as those contemplated for use by the Fund. The Portfolio Managers for these accounts also manage the Fund. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return an investor might achieve by investing in the Fund. Results may differ because of, among other things, differences in brokerage commissions paid, account expenses, including investment advisory fees (which expenses and fees may be higher for the Fund than for the accounts), the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, timing of cash additions and withdrawals, the private character of the composite accounts compared with the public character of the Fund, and the tax-exempt status of some of the account holders compared with shareholders in the Fund. Investors should be aware that the use of different methods of determining performance could result in different performance results. Investors should not rely on the following performance data as an indication of future performance of the Advisor or of the Fund.

Average Annual Total Returns
(for period ended June 30, 2001)

                                        One Year     Five Years     Ten Years
                                        --------     ----------     ---------

Advisor Growth Equity Accounts          -36.44%        11.46%         12.93%
S&P 500 Index*
Russell 1000 Growth Index**

* The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies.
** The Russell 1000 Growth Index measures the performance of those Russell 1,000 securities with higher price-to-book ratios and higher forecasted growth values.

1. Results account for both income and capital appreciation or depreciation. Returns are time-weighted and reduced for all fees and expenses.

2. Investors should note that the Fund will compute and disclose its average annual compounded rate of return using the standard formula set forth in SEC rules, which differs in certain respects from returns calculated under the method noted above. Unlike the performance presentation standards that link quarterly rates of return, the SEC total return calculation methods calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods or shorter periods from inception. The calculation provides a rate of return that equates a hypothetical initial investment of $1,000 to an ending redeemable value.

3. The Growth Equity Account Composite shown includes all accounts managed by the Advisor that meet the criteria for inclusion in the composite for each period presented.

                            SHAREHOLDER INFORMATION

How to Buy Shares

You may open a Fund account with $10,000 and add to your account at any time with $100 or more. After you have opened a Fund account, you also may make automatic subsequent monthly investments with $100 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by the Fund.

You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund does not issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

By Check

If you are making an initial investment in the Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to "Harris Bretall Sullivan & Smith Growth Equity Fund") to:

     Harris Bretall Sullivan & Smith Growth Equity Fund
     c/o American Data Services, Inc.
     P.O. Box 542007
     Omaha, NE 68154-1952

If you wish to send your Account Application and check via an overnight delivery service (such as FedEx), you should call the Transfer Agent at (800) 282-2340 for instructions.

If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it together with a check made payable to "Harris Bretall Sullivan & Smith Growth Equity Fund" to the Fund in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

By Wire

If you are making your first investment in the Fund, before you wire funds you should call the Transfer Agent at (800) 282-2340 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

     Firstar Bank, N.A. Cinti/Trust
     ABA Routing #0420-0001-3
     Harris Bretall Sullivan & Smith Growth Equity Fund
     DDA #485773071
     Account name (shareholder name)
     Shareholder account number

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

By Payment in Kind

In addition to cash purchases, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund's objective and otherwise acceptable to the Advisor.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

Retirement Plans

The Fund offers an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling (800) 282-2340. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly to the Fund or through your investment representative.

You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

     Harris Bretall Sullivan & Smith Growth Equity Fund
     American Data Services, Inc.
     P.O. Box 542007
     Omaha, NE 68154-1952

To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 282-2340 before 4:00 p.m., Eastern time, on any business day the NYSE is open. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before executing an instruction received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification.
If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders. You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 282-2340 for instructions.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

The Fund may redeem the shares in your account if the value of your account is less than $5,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $5,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $5,000 before the Fund takes any action.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Program

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

                             PRICING OF FUND SHARES

The price of the Fund's shares is based on the Fund's net asset value. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                          DIVIDENDS AND DISTRIBUTIONS

The Fund will make distributions of dividends and capital gains, if any, at
least   annually,   typically  after  year  end.  The  Fund  will  make  another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

                                TAX CONSEQUENCES

The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                RULE 12b-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The annual distribution and service fee is 0.25% of the Fund's average daily net assets which is payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

This table shows the Fund's financial performance for up to the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Ernst & Young LLP, independent accountants. Their report and the Fund's financial statements are included in the Annual Report, which is available upon request.

For a capital share outstanding throughout each period


                                          Year Ended March 31,          5/1/96*
                                   ---------------------------------    through
                                   2001     2000      1999      1998    3/31/97

--------------------------------------------------------------------------------
Net asset value,
   beginning of period.......    $24.49   $20.24    $16.20    $11.03    $10.00
                                 ------   ------    ------     -----     -----
Income from investment operations:
   Net investment loss .....     (0.14)   (0.11)    (0.08)    (0.02)      -
   Net realized and unrealized
     gain (loss) on investments (10.93)    5.60      4.77      5.20      1.04
                                 -----     ----      ----      ----      ----

Total from investment
   operations .............     (11.07)    5.49      4.69      5.18      1.04
                                 -----     ----      ----      ----      ----
Less distributions:
   From net investment
     income ...............        -         -         -         -      (0.01)
   From net realized
     gain .................      (0.25)   (1.24)    (0.65)    (0.01)      -
                                  ----     ----      ----      ----      ----

Total distributions .......      (0.25)   (1.24)    (0.65)    (0.01)    (0.01)
                                  ----     ----      ----      ----      ----

Net asset value,
  end of period ...........     $13.17   $24.49    $20.24    $16.20    $11.03
                                 =====    =====     =====     =====     =====

Total return ..............     (45.49)%  27.87%    29.88%    47.02%    10.36%+

Ratios/supplemental data:
Net assets, end of period
  (millions) ..............     $17.3    $30.5     $17.1      $12.0     $3.5

Ratio of expenses to average net assets:
   Before fees waived and
     expenses absorbed.....      1.49%     1.66%     1.95%     2.39%     4.97%**
   After fees waived and
     expenses absorbed......     1.29%     1.29%     1.29%     1.29%     1.28%**

Ratio of net investment loss to
 average net assets:
   Before fees waived and
     expenses absorbed......    (0.86)%  (1.03)%   (1.19)%   (1.42)%   (3.69)%**
   After fees waived and
       expenses absorbed....    (0.65)%  (0.66)%   (0.53)%   (0.31)%     - **

Portfolio turnover rate.......  41.47%    55.07%    52.77%    40.96%    14.62%+

*   Commencement of operations.
**  Annualized.
+   Not annualized.

Advisor
Harris Bretall Sullivan & Smith L.L.C.
One Sansome Street, Suite 3300
San Francisco, CA 94104
(415) 765-8300
Account Inquiries (800) 282-2340

Distributor
First Fund Distributors, Inc.
455 East Camelback Road, Suite 261E
Phoenix, AZ 85018

Custodian
Firstar Institutional Custody Services
425 Walnut Street
Cincinnati, OH 45202

Transfer and Dividend Disbursing Agent
American Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952
(800) 282-2340

Independent Auditors
Ernst & Young LLP
725 South Figueroa Street
Los Angeles, CA 90017

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
345 California Street, 29th Floor
San Francisco, CA 94104

              HARRIS BRETALL SULLIVAN & SMITH GROWTH EQUITY FUND,
                 a series of Professionally Managed Portfolios
                                 (the "Trust")

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:


American Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952
Telephone: 1-800-282-2340

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

* Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or
* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or
* For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.



                                             (The Trust's SEC Investment Company
                                             Act file number is 811-05037)

                      STATEMENT OF ADDITIONAL INFORMATION
                                 July 30, 2001


              HARRIS BRETALL SULLIVAN & SMITH GROWTH EQUITY FUND,
                                  a series of
                       PROFESSIONALLY MANAGED PORTFOLIOS
                         One Sansome Street, Suite 3300
                            San Francisco, CA 94103
                                 (800) 282-2340


This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated July 30, 2001, as may be revised, of the Harris Bretall Sullivan & Smith Growth Equity Fund (the "Fund"), a series of Professionally Managed Portfolios (the "Trust"). Harris Bretall Sullivan & Smith L.L.C. (the "Advisor") is the advisor to the Fund. A copy of the Fund's Prospectus is available by calling the number listed above.



                               TABLE OF CONTENTS



The Trust .....................................................B-2
Investment Objective and Policies .............................B-2
Investment Restrictions .......................................B-7
Distributions and Tax Information .............................B-8
Trustees and Executive Officers ...............................B-10
The Fund's Investment Advisor .................................B-12
The Fund's Administrator ......................................B-13
The Fund's Distributor ........................................B-13
Execution of Portfolio Transactions ...........................B-14
Portfolio Turnover.............................................B-16
Additional Purchase and Redemption Information ................B-16
Determination of Share Price ..................................B-19
Performance Information .......................................B-20
General Information ...........................................B-21
Financial Statements ..........................................B-22
Appendix ..................................................... B-22

                                   THE TRUST

Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Fund.

The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                       INVESTMENT OBJECTIVE AND POLICIES


The Harris Bretall Sullivan & Smith Growth Equity Fund is a mutual fund with the investment objective of seeking growth of capital. The Fund is diversified. Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.


The following information supplements the discussion of the Fund's investment objective and policies as set forth in its Prospectus. There can be no guarantee that the Fund's objective will be attained.

Convertible Securities

The Fund may invest in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a less extent that with fixed-income securities generally, the market value for convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

Preferred Stock

A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Repurchase Agreements

The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities

The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when- issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when- issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund's Custodian will segregate liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Illiquid Securities

The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Short-Term Investments

The Fund may invest in any of the following securities and instruments:

U. S. Government Securities. U.S. Government securities in which the Fund may invest include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Banks, Government National Mortgage Association, International Bank for Reconstruction and Development and Student Loan Marketing Association.

All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against United States in the event that the agency or instrumentality does not meet its commitment.

Among the U.S. Government securities that may be purchased by the Fund are "mortgage-backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Association ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These mortgage-backed securities include "pass-through" securities and "participation certificates," both of which represent pools of mortgages that are assembled, with interests sold in the pool. Payments of principal (including prepayments) and interest by individual mortgagors are "passed through" to the holders of interests in the pool; thus each payment to holders may contain varying amounts of principal and interest. Prepayments of the mortgages underlying these securities may result in the Fund's inability to reinvest the principal at comparable yields. Mortgage-backed securities also include "collateralized mortgage obligations," which are similar to conventional bonds in that they have fixed maturities and interest rates and are secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

Collateralized mortgage obligations ("CMO's") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMO's are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. Other mortgage-related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest.

In certain mortgage-backed securities, all interest payments go to one class of holders--"interest only" or "IO"--and all of the principal goes to a second class of holders--"principal only" or "PO". The yield to maturity on an IO class is extremely sensitive to the rate of principal prepayments on the related underlying mortgage assets, and a rapid rate of principal payments will have a material adverse effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even when the securities are rated AA or the equivalent. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on a PO class would be materially adversely affected. As interest rates rise and fall, the value of IO's tends to move in the same direction as interest rates. The value of the other mortgage-related securities described herein, like other debt instruments, will tend to move in the opposite direction from interest rates. In general, the Fund treats IO's and PO's as subject to the restriction on investments in illiquid instruments except that IO's and PO's issued by the U.S. Government, its agencies and instrumentalities and backed by fixed-rate mortgages may be excluded from this limit if, in the judgment of the Advisor and subject to the oversight of the Trustees such IO's and PO's are readily marketable.

Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

                            INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities
as defined in the 1940 Act.   The Fund may not:

1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies and (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2. (a) Borrow money, except as stated in the Prospectus and this SAI. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowing.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing.

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4. Purchase or sell real estate, commodities or commodity contracts (however the Fund reserves the right in the future to engage in futures contracts and options on futures contracts upon authorization by the Board of Trustees and notification to shareholders).

5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowing, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

7.  Invest in any issuer for purposes of exercising control or management.

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

8. The Fund may not invest in securities of other investment companies except as permitted under the 1940 Act.

9. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

10. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                       DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designate the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for their taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as its qualifies as regulated investment companies for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                        TRUSTEES AND EXECUTIVE OFFICERS

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Steven J. Paggioli,* 04/03/50  President and Trustee

915 Broadway, New York, New York 10010. Executive Vice President, Investment Company Administration, LLC ("ICA") (mutual fund administrator and the Trust's administrator); Vice President and Secretary, First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor); Vice President, Advisors Series Trust; Trustee, Managers Funds.

Dorothy A. Berry,   08/12/43 Chairman and Trustee

4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook  09/10/39  Trustee

4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel   05/23 /38  Trustee

4455  E.  Camelback Rd.,  Suite  261-E,  Phoenix,  AZ 85018.  Private  Investor.
Formerly  Managing  Director, Premier  Solutions,  Ltd.  Formerly President  and
Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington   06/01/44   Trustee

4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky*        6/17/47    Treasurer

2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, ICA since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992-1996).

Robin Berger*      11/17/56   Secretary

915 Broadway, New York, New York 10010. Vice President, The Wadsworth Group since June, 1993.

Robert H. Wadsworth*    01/25/40   Vice President

4455  E.  Camelback Road, Suite  261E, Phoenix, Arizona 85018. President, Robert
H. Wadsworth & Associates, Inc., ICA and FFD; Vice President, Advisors Series Trust; President and Trustee, Trust for Investment Managers; Director, Germany Fund, Inc., New Germany Fund, Inc., Central European Equity Fund, Inc. and Deutsche Funds, Inc.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.

Set forth below is the rate of compensation received by the following Trustees from all portfolios of the Trust for the calendar year ended December 31, 2000. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the portfolios of the Trust.

Name of Trustee          Total Annual Compensation

Dorothy A. Berry         $25,000
Wallace L. Cook          $20,000
Carl A. Froebel          $20,000
Rowley W.P. Redington    $20,000

During the fiscal year ended March 31, 2001, trustees' fees and expenses in the amount of $6,244 were allocated to the Fund. As of the date of this SAI, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.


                         THE FUND'S INVESTMENT ADVISOR

As stated in the Prospectus, investment advisory services are provided to the Fund by Harris Bretall Sullivan & Smith, L.L.C., the Advisor, pursuant to an Investment Advisory Agreement. (the "Advisory Agreement"). As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.75%.

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


The Advisor is a majority-owned affiliate of Value Asset Management, Inc. ("VAM"). VAM is a Connecticut-based holding company owned by BancBoston Ventures, Inc., which is a subsidiary of Fleet Boston Financial Corporation. VAM invests in privately-owned asset management firms.

For the fiscal year ended March 31, 2001, the Advisor earned $203,425 in advisory fees. From such amount, the Advisor waived $55,690. For the fiscal year ended March 31, 2000, the Advisor earned $159,117 in advisory fees. From such amount, the Advisor waived $79,274. For the fiscal year ended March 31, 1999, the Advisor earned $97,541 in advisory fees. From such amount the Advisor waived $85,948.

                            THE FUND'S ADMINISTRATOR

Investment Company Administration, LLC (the "Administrator") acts as administrator for the Fund. The Administrator is a division of Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of US Bancorp. FMFS provides one or more of its core administration, transfer agency, fund accounting, distribution and custodial services to over 250 mutual fund complexes comprised of 800 fund portfolios with an aggregate market value of approximately $130 billion. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives a monthly fee from the Fund based on the Fund's average daily net assets at the following annual rate, with a minimum fee of $30,000:


Average Net Assets       Fee Rate
Under $25 million        0.12%
$25 to $50 million       0.07%
$50 to $100 million      0.05%
Over $100 million        0.03%


For the fiscal years ended March 31, 2001, 2000 and 1999, the Administrator received fees of $31,958, $30,563 and $30,000, respectively.


                             THE FUND'S DISTRIBUTOR

First Fund Distributors, Inc. (the "Distributor"), a corporation owned and controlled by Messrs. Wadsworth, Paggioli and Banhazl, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor, as Distribution

Coordinator as reimbursement for or in anticipation of, expenses incurred for distribution related activities. Expenses permitted to be paid by the Fund under its Plan include: preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitation, advertising, public relations, compensation of sales personnel, advisor or other third parties for their assistance with respect to the distribution of the Fund's shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to the shareholders of the Fund, and such other expenses as may be approved from time to time by the Board of Trustees.

The Plan allows excess distribution expenses to be carried forward by the Advisor, as Distribution Coordinator, and resubmitted in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board of Trustees makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.


During the fiscal year ended March 31, 2001, the Fund paid fees of $67,808 to the Advisor, as Distribution Coordinator, of which $1,716 was for compensation to sales personnel, $62,485 was for compensation to broker-dealers, $3,562 was for printing, postage and office expenses, and $45 was for miscellaneous other office expenses.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.


During the fiscal year ended March 31, 2001, the Fund paid $18,777 in brokerage commissions with respect to portfolio transactions. Of such amount, $14,692 was paid to firms for research, statistical or other services provided to the Advisor. During the fiscal year ended March 31, 2000, the Fund paid $20,851 in brokerage commissions with respect to portfolio transactions. Of such amount, $19,684 was paid to firms for research, statistical or other services provided to the Advisor. During the fiscal year ended March 31, 1999, the Fund paid $15,181 in brokerage commissions with respect to portfolio transactions. Of such amount, $12,844 was paid to firms for research, statistical or other services provided to the Advisor.

                               PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." The Fund's portfolio turnover rate for the fiscal years ended March 31, 2001 and 2000 was 41.47% and 55.07%, respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

You may purchase shares of the Fund from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Fund's Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price.

The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain group or periodic plans.

How to Sell Shares

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative.

Selling shares through your investment representative

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

Delivery of redemption proceeds

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Telephone redemptions

Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind

The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Automatic Investment Plan

As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of the Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on Nasdaq are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on Nasdaq on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on Nasdaq are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                            PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time.

The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                n
          P(1+T)  =  ERV

Where:  P  =  a hypothetical initial purchase order of $1,000
        T  =  average annual total return
        n  =  number of years
        ERV =  ending redeemable value of the hypothetical $1,000 purchase at the end of the period

Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.


Average annual total return for the Fund for the periods ending March 31, 2001 are as follows*:

One Year         -45.49%
Life of Fund**     8.13%
_____________
*Certain fees and/or expenses of the Fund have been waived or reimbursed from inception through March 31, 2001. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.
**The Fund commenced operations on May 1, 1996.


                              GENERAL INFORMATION

Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.


Firstar Institutional Custody Services, located at 425 Walnut St., Cincinnati, Ohio 45201 acts as Custodian of the securities and other assets of the Fund. American Data Services, Inc., P.O. Box 542007, Omaha, NE 68154-1952 acts as the Fund's transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund.

Ernst & Young LLP, 725 South Figueroa Street, Los Angeles, CA 90017, are the independent auditors for the Fund.

Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Fund.


On July 2, 2001, Charles Schwab & Co., Inc., San Francisco, CA 94101 owned of record for the exclusive benefit of customers, 11.49% of the Fund's outstanding voting securities.


The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

                              FINANCIAL STATEMENTS


The annual report to shareholder for the Fund for the fiscal year ended March 31, 2001 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.


                       APPENDIX COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity   for   timely  payment   on  issues   with  this  designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                              PROFESSIONALLY MANAGED PORTFOLIOS

                                         PART C

Item 23.  Exhibits.

          (1)  Agreement and Declaration of Trust (1)
          (2)  By-Laws (1)
          (3) Specimen stock certificate (6)
          (4) Form of Investment Advisory Agreement (2)
          (5) Form of Distribution Agreement (2)
          (6) Not applicable
          (7) Form of Custodian Agreement with Star Bank, NA (5)
          (8) (1) Form of Administration Agreement with Investment
                  Company Administration, LLC (3)
          (2)(a) Fund Accounting Service Agreement with
                 American Data Services (5)
          (2)(b) Transfer Agency and Service Agreement with
                 American Data Services (5)
          (3) Transfer Agency and Fund Accounting Agreement with
              Countrywide Fund Services (4)
          (4) Transfer Agency Agreement with Provident Financial
              Processing Corporation (10)
          (9) Opinion of counsel (7)
          (10) Consent of Auditors
          (11) Not applicable
          (12) No undertaking in effect
          (13) Rule 12b-1 Plan (2)
          (14) Not applicable
          (15) Not applicable
          (16) (a) Code of Ethics-Harris Bretall Sullivan & Smith L.L.C. (9)
               (b) Code of Ethics-First Fund Distributors (8)

1 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.
2 Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.
3 Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.
4 Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.
5 Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on June 15, 1998.
6 Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on October 29, 1998.
7 Incorporated by reference from Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A, filed on July 26, 1999.
8 Incorporated by reference from Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A, filed on July 19, 2000.
9 Incorporated by reference from Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A, filed on July 21, 2000.
10 To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant.

     As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 25.  Indemnification

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

     In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

     With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV, File No. 801-7369.

Item 27.  Principal Underwriters.

     (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

          Advisors Series Trust
          Brandes Investment Trust
          Fleming Mutual Fund Group, Inc.
          Fremont Mutual Funds, Inc.
          Jurika & Voyles Fund Group
          Kayne  Anderson  Mutual Funds
          Masters'  Select Funds Trust
          PIC  Investment  Trust
          Purisima Funds Trust
          Rainier   Investment Management  Mutual  Funds
          RNC Mutual Fund Group, Inc.
          Investors Research Fund, Inc.
          Harding, Loevner Funds, Inc.
          Investec Funds
          The Dessauer Global Equity Fund
          Trust for Investment Managers
          TIFF Investment Program, Inc.
          SAMCO Funds, Inc.
          FFTW Funds, Inc.
          TT International U.S.A. Master Trust
          Builders Fixed Income Fund, Inc.

First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

     (b)  The officers of First Fund Distributors, Inc. are:

          Robert H. Wadsworth              President & Treasurer
          Eric Banhazl                     Vice President
          Steven J. Paggioli               Vice President &
                                           Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Robert M. Slotky serves as Treasurer of the Registrant.

     (c)   Not applicable.

Item 28.  Location of Accounts and Records.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6),
     (7), (9), (10) and (11) of Rule 31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

Item 29. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 30.  Undertakings

          The registrant undertakes:

         (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

         (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                           SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant represents that this amendment meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Glendora in the State of California on July 23, 2001.


                              PROFESSIONALLY MANAGED PORTFOLIOS

                                  By /s/Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Steven J. Paggioli             Trustee        July 23, 2001
Steven J. Paggioli

/s/ Robert M. Slotky               Principal      July 23, 2001
Robert M. Slotky                   Financial
                                   Officer

Dorothy A. Berry                   Trustee        July 23, 2001
*Dorothy A. Berry

Wallace L. Cook                    Trustee        July 23, 2001
*Wallace L. Cook

Carl A. Froebel                    Trustee        July 23, 2001
*Carl A. Froebel

Rowley W. P. Redington             Trustee        July 23, 2001
*Rowley W. P. Redington


* By /s/ Steven J. Paggioli
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995

                                    EXHIBITS

          Exhibit No.         Description

          99B.10         Consent of Auditors